Property Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENTThe following table summarizes the components of the electric generation and distribution assets and other property, plant and equipment (in millions) with their estimated useful lives (in years). The amounts are stated net of all prior asset impairment losses recognized.

	Estimated Useful Life	December 31,
	(in years)	2022	2021
Electric generation and distribution facilities	5-39	$24,135	$22,909
Other buildings	3-51	1,197	1,552
Furniture, fixtures and equipment	3-30	348	356
Other	1-40	919	735
Total electric generation and distribution assets and other		26,599	25,552
Accumulated depreciation		(8,651)	(8,486)
Net electric generation and distribution assets and other		$17,948	$17,066
The following table summarizes depreciation expense (including the amortization of assets recorded under finance leases and the amortization of asset retirement obligations) and interest capitalized during development and construction on qualifying assets for the periods indicated (in millions):

Years Ended December 31,	2022	2021	2020
Depreciation expense	$982	$972	$1,004
Interest capitalized during development and construction	224	226	307
Property, plant and equipment, net of accumulated depreciation, of $9 billion was mortgaged, pledged or subject to liens as of both December 31, 2022 and 2021, including assets classified as held-for-sale.
The following table summarizes regulated and non-regulated generation and distribution property, plant and equipment and accumulated depreciation as of the dates indicated (in millions):

December 31,	2022	2021
Regulated generation and distribution assets and other, gross	$9,709	$9,151
Regulated accumulated depreciation	(4,067)	(3,655)
Regulated generation and distribution assets and other, net	5,642	5,496
Non-regulated generation and distribution assets and other, gross	16,890	16,401
Non-regulated accumulated depreciation	(4,584)	(4,831)
Non-regulated generation and distribution assets and other, net	12,306	11,570
Net electric generation and distribution assets and other	$17,948	$17,066